long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 1,876	$ 1,837
Total	34,005	32,781
Composite long-term debt
Long-term debt maturities
Total	21,142
Total	9,249
Total	30,391
Canadian Dollars
Long-term debt maturities
Total	14,761
Total	6,945
Total	21,706
Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	13,183
Future cash outflows in respect of associated interest and like carrying costs	6,616
Undiscounted contractual maturities	19,799
Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,578
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	329
Undiscounted contractual maturities - Finance leases	1,907
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	5,952
Future cash outflows in respect of associated interest and like carrying costs	2,238
Undiscounted contractual maturities	8,190
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	106
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	19
Undiscounted contractual maturities - Finance leases	125
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(5,371)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,204)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(7,575)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	5,523
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,219
Undiscounted contractual maturities - Derivative Liabilities, Pay	7,742
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	6,210
Total	2,272
Total	8,482
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	171
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	32
Undiscounted contractual maturities - Finance leases	203
First year
Long-term debt maturities
Total	7,057	4,997
First year | Composite long-term debt
Long-term debt maturities
Total	2,948
First year | Canadian Dollars
Long-term debt maturities
Total	636
First year | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	266
First year | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	370
First year | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	2,234
First year | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30
First year | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,929)
First year | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,940
First year | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	2,275
First year | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	37
2 years hence
Long-term debt maturities
Total	1,593	2,651
2 years hence | Composite long-term debt
Long-term debt maturities
Total	877
2 years hence | Canadian Dollars
Long-term debt maturities
Total	783
2 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	533
2 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	250
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	33
2 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	28
2 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
2 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	61
2 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	33
3 years hence
Long-term debt maturities
Total	2,142	1,395
3 years hence | Composite long-term debt
Long-term debt maturities
Total	1,413
3 years hence | Canadian Dollars
Long-term debt maturities
Total	1,338
3 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,119
3 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	219
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	33
3 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	15
3 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
3 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	48
3 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	27
4 years hence
Long-term debt maturities
Total	2,425	1,906
4 years hence | Composite long-term debt
Long-term debt maturities
Total	1,847
4 years hence | Canadian Dollars
Long-term debt maturities
Total	1,129
4 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,019
4 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	110
4 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	672
4 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	12
4 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(406)
4 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	422
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	700
4 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	18
5 years hence
Long-term debt maturities
Total	2,049	3,072
5 years hence | Composite long-term debt
Long-term debt maturities
Total	1,535
5 years hence | Canadian Dollars
Long-term debt maturities
Total	1,506
5 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,420
5 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	86
5 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	13
5 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	13
5 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	16
5 years hence to 10 years
Long-term debt maturities
Total	7,824	8,444
5 years hence to 10 years | Composite long-term debt
Long-term debt maturities
Total	5,934
5 years hence to 10 years | Canadian Dollars
Long-term debt maturities
Total	4,427
5 years hence to 10 years | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,163
5 years hence to 10 years | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	264
5 years hence to 10 years | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,395
5 years hence to 10 years | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	8
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,395)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,467
5 years hence to 10 years | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	40
Thereafter
Long-term debt maturities
Total	10,915	$ 10,316
Thereafter | Composite long-term debt
Long-term debt maturities
Total	6,588
Thereafter | Canadian Dollars
Long-term debt maturities
Total	4,942
Thereafter | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,663
Thereafter | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	279
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,585
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,585)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	$ 1,646